Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (1,376,430)	$ (4,157,737)	$ (4,340,975)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization and depreciation		255,046	1,125,254
Issuance cost in relation to warrant	153,189
Change in fair value of warrant liability	(690,000)
Share-based compensation			1,265,189
Loss on investments in marketable securities, net			9,266
Unrealized loss (gain) from fair value change of the long-term investments, net			(6,431,088)
Impairment loss of long-term investment		1,000,000	77,200
(Gain) loss on disposal of long-lived assets		(58,621)	110,852
Impairment loss on long-lived assets		1,699,481	750,381
Allowance for credit loss of due from a related party			521,007
Write-off of prepayment and other receivables		45,677	62,369
Write-off of accounts receivable		6,280
Write-down of inventories			13,206
Gain on disposal of subsidiaries		(703)
Amortization of right-of-use assets		50,520	252,345
Interest expense and accretion of convertible debts	180,000	180,000	45,266
Reversal of deferred cash bonus			(1,646,228)
Changes in operating assets and liabilities
Accounts receivable		41,349	126,717
Inventories			14,516
Other receivables and prepayments	17,506	291,078	227,457
Long-term deposits			29,106
Amounts due from related parties		961	63,050
Amounts due to related parties	(464)	464	(8,524)
Accounts payable and accrued expenses	(28,368)	(422,705)	398,635
Operating lease liabilities	(91,979)	(120,824)	(389,365)
Net cash used in operating activities	(1,836,546)	(1,189,734)	(7,724,364)
Cash flows from investing activities
Purchases of property and equipment			(3,015)
Proceeds from disposal of property and equipment		58,621	15,385
Proceeds from sales of investment securities			93,215
Loan to a related party			(92,459)
Repayment of loan and interest from a related party			611,641
Net cash provided by investing activities		58,621	624,767
Cash flows from financing activities
Loan from related parties			2,500,000
Proceeds from issuance of Class A Ordinary Shares and warrant	2,000,000		1,575,562
Exercise of share options			16,506
Payments related to offering costs	(284,001)
Repayment of bank loan			(3,000,000)
Proceeds from issuance of convertible notes			3,000,000
Proceeds from issuance of Class A Ordinary Shares	3,070,000
Payments related to offering costs	(370,800)
Net cash provided by financing activities	4,415,199		4,092,068
Net increase (decrease) in cash and cash equivalents and restricted cash	2,578,653	(1,131,113)	(3,007,529)
Cash and cash equivalents – Beginning of year	874,238	2,005,351	5,012,880
Cash and cash equivalents – End of year	3,452,891	874,238	2,005,351
Supplemental disclosures of cash flow information
Interest paid			94,108
Non-cash operating, investing and financing activities
Reclassification of placement agent warrant redemption amount	47,000
Right-of-use assets obtained in exchange for new operating lease liabilities			338,525
Convertible notes converted to Class A Ordinary Shares			6,000,000
Settlement of deferred cash bonus by issuance of share options		$ 451,660	$ 3,078,196